SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SIGNIFICANT EXPENSE CATEGORIES REGULARLY REVIEWED BY THE CODM

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Significant segment expenses
Payroll and payroll related (*)	$1,754	$77	$62
Subcontractors and consultants (*)	1,968	444	156
Professional services (*)	957	583	323
Other	423	224	567
Other segment items:
Share-based compensation	447	10	39
Loss (income) from change in fair value of convertible securities	952	443	(219)
Interest expense (income)	(78)	29	49
Other expense, net	27	2	28
Capitalized issuance costs	(645)	(260)	-
Net loss (income) from discontinued operations	51	(20)	46
Net loss	$(5,856)	$(1,532)	$(1,051)

(*)	Excluding share-based compensation expenses and including costs capitalized as issuance costs, except for underwriter discounts and commissions.